Average Annual Total Returns{- Fidelity® Blue Chip Value Fund} - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-06 - Fidelity® Blue Chip Value Fund	Fidelity Blue Chip Value Fund-Default Return Before Taxes Past 1 year	Fidelity Blue Chip Value Fund-Default Return Before Taxes Past 5 years	Fidelity Blue Chip Value Fund-Default Return Before Taxes Past 10 years	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions Past 1 year	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions Past 5 years	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions Past 10 years	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Blue Chip Value Fund-Default After Taxes on Distributions and Sales Past 10 years	RS005 Past 1 year	RS005 Past 5 years	RS005 Past 10 years
Total	(4.72%)	6.23%	7.87%	(4.98%)	5.87%	7.51%	(2.64%)	4.85%	6.37%	2.80%	9.74%	10.50%